SHARE CAPITAL (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended
	Nov. 30, 2011	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2007	Dec. 31, 2006	Dec. 31, 2012	Jun. 25, 2009	Mar. 18, 2009
SHARE CAPITAL [Abstract]
Proceeds from issuance of equity				$ 30,000	$ 120,000
Shares issued during the period		13,636,364	24,466,936
Warrants outstanding								21,250,000
Adjustment made to exercise price of warrants, reflected as a percentage of the originally stated exercise price								110.00%
Exercise price of warrants							$ 1.3	$ 1.0039
Number of common shares callable under warrant agreement							6,818,183
Proceeds from issuance of common shares		15,000
Price paid per share in new equity issuance							$ 1.1
Cashless exercise of warrants, shares	3,619,525
Additional compensation expenses recorded due to modifications to plan						$ 1,503